================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                        [ ]

Post-Effective Amendment No. 13 (File No. 333-139764)        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45 (File No. 811-07511)                        [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

     20 Madison Avenue Extension, Albany NY                     12203
(Address of Depositor's Principal Executive Offices)          (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 678-4177 Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[ ]   on (date)pursuant to paragraph (b) of Rule 485

[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[x]   on April 29, 2013 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No.13 is to supplement the prospectus for RiverSource Endeavor Select Variable Annuity.

================================================================================

PART A.

The prospectus for RiverSource Endeavor Select Variable Annuity filed electronically with Post-Effective Amendment No. 11 to Registration Statement No. 333-139764 filed on or about April 26, 2012 is incorporated by reference to this Post-Effective Amendment No. 13.

                   PROSPECTUS SUPPLEMENT DATED APRIL 29, 2013*

                                                                      PROSPECTUS FORM #
                                                             --------------------------------
                      PRODUCT NAME                               NATIONAL        NEW YORK
----------------------------------------------------------   ---------------  ---------------
EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY               45308 N (4/13)

EVERGREEN PATHWAYSSM SELECT VARIABLE ANNUITY                  45309 N (4/13)

RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY          273416 P (4/13)

RIVERSOURCE(R) ENDEAVOR SELECT  VARIABLE ANNUITY             273417 P (4/13)  273480 R (4/13)

RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY    45312 N (4/13)

WELLS FARGO ADVANTAGE CHOICESM SELECT VARIABLE ANNUITY        45305 N (4/13)

WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY              45302 N (4/13)

The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

FOR CONTRACTS WITH ACCUMULATION PROTECTOR BENEFIT RIDER, IF WE RECEIVE YOUR REQUEST FOR THE ELECTIVE STEP UP OR THE ELECTIVE SPOUSAL CONTINUATION STEP UP ON OR AFTER APRIL 29, 2013, A FEE OF 1.75% WILL APPLY TO YOUR RIDER. YOU CAN REQUEST THE ELECTIVE STEP UP ONLY ONCE PER CONTRACT YEAR, WITHIN THIRTY DAYS FOLLOWING EACH CONTRACT ANNIVERSARY, BUT PRIOR TO THE BENEFIT DATE.

The following changes are made to the prospectus:

IN THE "OPTIONAL LIVING BENEFIT CHARGES -- ACCUMULATION PROTECTOR BENEFIT RIDER FEE" SECTION OF THE PROSPECTUS, THE LAST THREE PARAGRAPHS ARE REPLACED WITH THE
FOLLOWING: We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

     (a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

     (b) you change your Portfolio Navigator program (PN program) investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program investment option.

 If you change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. Currently, we waive our right to increase the rider fee if you change your PN program investment option.

 If we receive your request for the elective step up or the elective spousal continuation step up on or after April 29, 2013, your rider fee will increase to 1.75%. This charge will be based on the greater of your contract value or the Minimum Contract Accumulation Value (MCAV) on your contract anniversary. We will calculate an average rider fee, for that year only, that reflects the various different fees that were in effect during the contract year, adjusted for the number of calendar days each fee was in effect.

 The fee does not apply after the annuitization start date.

 THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

*    Valid until next prospectus update.

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account 2 dated April 30, 2012 filed electronically as Part B to Post-Effective Amendment No. 11 to Registration Statement No. 333-139764 filed on or about April 26, 2012 is incorporated by reference to this Post-Effective Amendment No. 13.

PART C.

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements included in Part B of this Registration
            Statement:

[to be filed by amendment]

      (b)   Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.6 Resolution of the Board of Directors of RiverSource Life Insurance Co. of New York establishing 391 additional subaccounts dated April 6, 2011 filed electronically as exhibit 1.6 to Post-Effective Amendment No.10 to registration Statement No. 333-139764, filed on or about April 27, 2011 is incorporated by reference.

2.    Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life

      Insurance filed as Exhibit 3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1   Not applicable.

4.2   Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10  Form of Performance Credit rider (form 272258) filed electronically as
      Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11  Form of Deferred Annuity Contract (form 272877) filed electronically as
      Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective

      Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15  Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
      Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30  Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
      Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34  Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit
      4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35  Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
      Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36  Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
      Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37  Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
      4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39  Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as
      Exhibit 4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40  Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as
      Exhibit 4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41  Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit
      4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42  Form of Data Page Maximum Payment Sticker (form 272622-D) filed as Exhibit
      4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) filed electronically as Exhibit 4.45 to Registrant's Post-Effective

      Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) filed electronically as Exhibit 4.46 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) filed electronically as Exhibit 4.47 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.48 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.47 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.49 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.47 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.61  Form of Deferred Annuity Contract (form 411265) filed electronically as
      Exhibit 4.61 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-139764 on or about is incorporated by reference.

4.62 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource Innovations Select Variable Annuity filed electronically as Exhibit 4.62 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-139764 on or about is incorporated by reference.

4.63 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to RiverSource Variable Account New York's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.64 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.26 to RiverSource Variable Account New York's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated herein by reference.

5.1   Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to

      Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5   Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8   Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.    Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2   Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York, filed electronically as
      Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference. herein.

8.5 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
      8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.17 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.18 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg

      Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series
      Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as
      Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.19 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firms for RiverSource(R) Endeavor Select Variable Annuity will be filed by amendment.

11.   None.

12.   Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement dated April 2, 2012 filed electronically as Exhibit 13 to Post-

      Effective Amendment No. 36 to Registration Statement No. 333-91691 on or about April 26, 2012 is incorporated by reference.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York
------------------------------------------------------------------------------------------------------
Name                       Principal Business Address*        Positions and Offices with Depositor
-------------------  ----------------------------------  ---------------------------------------------
Maureen A. Buckley   20 Madison Ave. Extension           Chairman of the Board, President and Chief
                     Albany, NY 12203                    Executive Officer

Gumer C. Alvero      1765 Ameriprise Financial Center    Director and Executive Vice President -
                     Minneapolis, MN 55474               Annuities

Richard N. Bush                                          Senior Vice President - Corporate Tax

Douglas K. Dunning                                       Director

Steve M. Gathje                                          Senior Vice President and Chief Actuary

Mark Gorham                                              Director and Vice President - Insurance
                                                         Product Development

Robert R. Grew       Carter, Ledyard & Milburn           Director
                     2 Wall Street
                     New York, NY 10005-2072

Ronald L. Guzior     Bollam, Sheedy, Torani              Director
                     & Co. LLP CPA's
                     26 Computer Drive West
                     Albany, NY 12205

James L. Hamalainen                                      Senior Vice President and Treasurer

Jean B. Keffeler     1010 Swingley Rd.                   Director
                     Livingston, MT 59047

Jeryl A. Millner     138 Ameriprise Financial Center     Director
                     Minneapolis, MN 55474

Thomas R. Moore                                          Secretary

Thomas V. Nicolosi   Ameriprise Financial Services Inc.  Director
                     Suite 220
                     500 Mamaroneck Avenue
                     Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.             02/13/2012

Parent Company                                                      Incorp State
--------------                                                      ------------
Ameriprise Financial, Inc.                                          DE

Subsidiary Name                                                     Incorp State
---------------                                                     ------------
Ameriprise Advisor Capital, LLC                                     DE
Ameriprise Bank, FSB                                                NY
Ameriprise Capital Trust I                                          DE
Ameriprise Capital Trust II                                         DE
Ameriprise Capital Trust III                                        DE
Ameriprise Capital Trust IV                                         DE
Ameriprise Captive Insurance Company                                VT
Ameriprise Certificate Company                                      DE
      Investors Syndicate Development Corporation                   NV
Ameriprise Holdings, Inc.                                           DE
Ameriprise India Private Limited                                    India
      Ameriprise India Insurance Brokers Services Private Limited*  India
Ameriprise Trust Company                                            MN
AMPF Holding Corporation                                            MI
      American Enterprise Investment Services Inc.**                MN
      Ameriprise Financial Services, Inc.**                         DE
      AMPF Property Corporation                                     MI
      AMPF Realty Corporation                                       MI
Columbia Management Investment Advisers, LLC                        MN
      Advisory Capital Strategies Group Inc.                        MN
      Columbia Wanger Asset Management, LLC                         DE
      GA Legacy, LLC                                                DE
      J.& W. Seligman & Co. Incorporated                            DE
            Columbia Management Investment Distributors, Inc.**     NY
            Columbia Research Partners LLC                          DE
            Seligman Focus Partners LLC                             DE
            Seligman Global Technology Partners LLC                 DE
            Seligman Health Partners LLC                            DE
            Seligman Health Plus Partners LLC                       DE
            Seligman Partners LLC                                   DE
      RiverSource CDO Seed Investment, LLC                          MN
      WAM Acquisition GP, Inc.                                      DE
Columbia Management Investment Services Corp.                       MN
IDS Management Corporation                                          MN
      IDS Futures Corporation                                       MN
IDS Property Casualty Insurance Company                             WI
      Ameriprise Auto & Home Insurance Agency, Inc.                 WI
      Ameriprise Insurance Company                                  WI
RiverSource Distributors, Inc.**                                    DE
RiverSource Life Insurance Company                                  MN
      RiverSource Life Insurance Co. of New York                    NY
            RiverSource NY REO, LLC                                 NY
      RiverSource REO 1, LLC                                        MN
      RiverSource Tax Advantaged Investments, Inc.                  DE
            AEXP Affordable Housing Porfolio LLC                    DE
Threadneedle Asset Management Holdings Sarl                         Luxembourg
      (See separate Threadneedle subsidiary list.)

* This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chadrasekhar (74%) as required by India law.

**    Registered Broker-Dealer

Item 27. Number of Contract owners

      As of Dec. 31, 2012 there were 528 nonqualified and 644 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
PRINCIPAL UNDERWRITERS.

RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal    Positions and Offices
Business Address*     with Underwriter
-------------------   ----------------------------------
Lynn Abbott           President

Gumer C. Alvero       Director and Vice President

Thomas R. Moore       Secretary

Jon Stenberg          Director

David K. Stewart      Chief Financial Officer

William F. Truscott   Chairman of the Board and
                      Chief Executive officer

John R. Woerner       Vice President

*     Business address is: 50611 Ameriprise Financial Center, Minneapolis,
      MN 55474


Item 29(c)
RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                        NET
                        UNDERWRITING
NAME OF PRINCIPAL       DISCOUNTS AND  COMPENSATION   BROKERAGE
   UNDERWRITER          COMMISSIONS    ON REDEMPTION  COMMISSIONS  COMPENSATION
----------------------  -------------  -------------  -----------  ------------
RiverSource             $26,901,811    None           None         None
Distributors, Inc.

Item 30. Location of Accounts and Records

      RiverSource Life Insurance Co. of New York
      Street20 Madison Avenue Extension
      Albany, NY 12203

Item 31. Management Services

            Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 12th day of February, 2013.

                               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                               ACCOUNT 2
                               (Registrant)

                               By RiverSource Life Insurance Co. of New York (Sponsor)

                               By /s/ Maureen A. Buckley*
                                  -------------------------------------
                                  Maureen A. Buckley
                                  Chairman of the Board, President and
                                  Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of February, 20123.

SIGNATURE                                    TITLE

/s/ Gumer C. Alvero*                         Director and Executive
---------------------------------------      Vice President - Annuities
    Gumer C. Alvero

/s/ Maureen A. Buckley*                      Chairman of the Board,
---------------------------------------      President and Chief Executive
    Maureen A. Buckley                        Officer

/s/ Richard N. Bush*                         Senior Vice President -
---------------------------------------      Corporate Tax
    Richard N. Bush

/s/ Douglas K. Dunning*                      Director
---------------------------------------
    Douglas K. Dunning

/s/ Steve M. Gathje*                         Senior Vice President and
---------------------------------------
    Steve M. Gathje                          Chief Actuary

/s/ Mark Gorham*                             Director and Vice President -
---------------------------------------      Insurance Product Development
    Mark Gorham

/s/ Robert R. Grew*                          Director
---------------------------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                        Director
---------------------------------------
    Ronald L. Guzior

/s/ James L. Hamalainen*                     Senior Vice President and Treasurer
---------------------------------------
    James L. Hamalainen

/s/ Jean B. Keffeler*                        Director
---------------------------------------
    Jean B. Keffeler

/s/ Jeryl A. Millner*                        Director
---------------------------------------
    Jeryl A. Millner

/s/ Thomas V. Nicolosi*                      Director
---------------------------------------
    Thomas V. Nicolosi

* Signed pursuant to Power of Attorney dated Oct. 14, 2010, filed electronically as Exhibit 13 to Post-Effective Amendment No. 36 to Registration Statement No. 333-91691 on or about April 26, 2012 is incorporated by reference, by:

By: /s/ Dixie Carroll
    -----------------------------------
        Dixie Carroll
   Assistant General Counsel and
     Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13
                    TO REGISTRATION STATEMENT NO. 333-139764

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectus for RiverSource Endeavor Select Variable Annuity filed electronically with Post-Effective Amendment No. 11 to Registration Statement No. 333-139764 filed on or about April 26, 2012 is incorporated by reference to this Post-Effective Amendment No. 13.

Supplement

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account 2 dated April 30, 2012 filed electronically as Part B to Post-Effective Amendment No. 11 to Registration Statement No. 333-139764 filed on or about April 26, 2012 is incorporated by reference to this Post-Effective Amendment No. 13.

Part C.

Other Information.
The signatures.
Exhibits

                                  EXHIBIT INDEX

9.    Opinion of Counsel and Consent